FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Categories of financial instruments:

	As of December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
financial assets carried at amortized cost
Cash and cash equivalents	121,860	134,287	35,260
Trade receivables and other receivables	142,399	141,648	41,203
Loans to others	17,650	-	5,107
	281,909	275,935	81,570

	As of December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
financial assets at fair value through profit or loss (FVTPL)
Financial assets at fair value through profit or loss	141,543	137,904	40,956
	141,543	137,904	40,956

	As of December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars
financial liabilities at amortizes cost
Trade payables and other payables	33,845	22,121	9,794
	33,845	22,121	9,794

Schedule of Exchange rate risk
The carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities at reporting date are as follows:

	Assets		Liabilities
	2 0 1 9	2 0 1 8	2 0 1 9	2 0 1 8
	NIS	NIS	NIS	NIS

US Dollars	27,562	22,292	3,162	3,485

EUR	11,751	8,082	9,249	5,677

	US Dollars Impact	EUR Impact	US Dollars Impact	EUR Impact
	2 0 1 9	2 0 1 9	2 0 1 8	2 0 1 8
	NIS	NIS	NIS	NIS

Profit or loss	2,440	250	1,881	240

Schedule of Other Price Risk
	2 0 1 9	2 0 1 8
	NIS	NIS

Profit or loss	14,154	13,791

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets at fair value through profit or loss (FVTPL)
Marketable securities and derivatives	141,543	-	-	141,543

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	137,904	-	-	137,904